UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Oak Hall Capital Advisors, LP
Address:       122 East 42nd Street
               Suite 2400
               New York, New York 10168


Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Abe Mastbaum
Title:    Chief Financial Officer
Phone:    (212) 476-8088

Signature, Place, and Date of Signing:

           /s/ Abe Mastbaum                      New York, New York    11/15/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:

THIS ENTITY HAS WITHDRAWN ITS REGISTRATION AS AN INVESTMENT ADVISOR WITH THE COMMISSION. IT IS ANTICIPATED THAT THIS ENTITY WILL BE DISSOLVED BEFORE THE CALENDAR YEAR ENDING DECEMBER 31, 1999. THIS ENTITY HAS NO ASSETS UNDER MANAGEMENT.


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       0

Form 13F Information Table Value Total:                   $   0
                                                              (thousands)


List of Other Included Managers:

None